JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Core Bond Portfolio-1
JPMorgan Insurance Trust Government Bond Portfolio-1
JPMorgan Insurance Trust Balanced Portfolio-1
JPMorgan Insurance Trust Large Cap Growth Portfolio-1
JPMorgan Insurance Trust Equity Index Portfolio-1
JPMorgan Insurance Trust Diversified Equity Portfolio-1
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio-1
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio-1
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio-1

Supplement dated June 16, 2006
to the Prospectuses dated May 1, 2006

Portfolio Managers Changes.  Effective immediately, the second paragraph of the “Management of JPMorgan Insurance Trust — The Portfolio Managers” section is replaced with the following:

Core Bond Portfolio. Douglas Swanson is the lead portfolio manager responsible for the day-to-day management of the Core Bond Portfolio. He has led the team responsible for management of the Core Bond Portfolio since 1999. He is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson has been employed by JPMorgan Investment Advisors and/or predecessor firms since 1983. Previously he was managing director of the taxable bond team for Banc One Investment Advisors and was first vice president and manager at First Chicago NBD Corporation, where he worked on government/corporate securities and managed various Pegasus Funds. Mark Jackson has been part of the team responsible for management of the Portfolio since May 2006. Mr. Jackson, CFA is a Fixed Income Portfolio Manager for the Taxable Bond Team, responsible for managing taxable bond portfolios for institutional clients and other mutual funds. Mr. Jackson has been employed by JPMorgan Investment Advisors and/or predecessor firms since 1996, having first served as a first vice president in the taxable fixed income group at First Chicago NBD and as an associate manager of the Pegasus Multi-Sector Bond Fund. Previously, he served as portfolio manager for Alexander Hamilton Life Insurance Company and was also with Public Employees Retirement System of Ohio as a portfolio manager.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMIT-606